CONSOLIDATED AND COMBINED FINANCIAL STATEMENT DETAILS - SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other current assets:
Prepaid expenses	$ 12,508	$ 16,900
Other	27,110	14,283
Other current assets	$ 39,618	$ 31,183